PROPERTY, PLANT AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Depreciation	$ 1,765,000	$ 332,000	$ 2,757,000	$ 500,000	$ 2,238,000	$ 523,000
Total loss					1,051
Insurance recoveries					$ 650